Long-Term Debt and Other Financial Liabilities, Fourth JDH Loan (Details) $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 27, 2019 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 26, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loan Agreement [Abstract]
Proceeds from related party debt					$ 0	$ 0	$ 5,000
Cash and cash equivalents, including restricted cash				$ 14,554	45,626	22,051	14,554			$ 7,444
Repayment of long-term debt					$ 132,058	$ 52,514	17,598
Fourth JDH Loan [Member]
Loan Agreement [Abstract]
Borrowing capacity									$ 7,000
Proceeds from related party debt	$ 7,000
Number of payment installments | Installment					1
Installment payment					$ 1,000
Balloon payment					6,000
Repayment of long-term debt		$ 6,000	$ 1,000
Accrued and unpaid interest					$ 454			$ 6
Interest rate				0.00%	6.00%
Unamortized debt discounts written off		$ 113
Fourth JDH Loan [Member] | Minimum [Member]
Loan Agreement [Abstract]
Percentage of net proceeds from public offerings used to prepay loan				25.00%	25.00%
Fourth JDH Loan [Member] | Maximum [Member]
Loan Agreement [Abstract]
Cash and cash equivalents, including restricted cash				$ 7,500			$ 7,500